RULE 497(e)

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

STOCK FUND                DIVERSIFIED GROWTH FUND    TECHNOLOGY FUND
EQUITY INDEX FUND         EMERGING GROWTH FUND       HEALTH SCIENCES FUND
BALANCED FUND             REGIONAL EQUITY FUND       REAL ESTATE SECURITIES FUND
ASSET ALLOCATION FUND     SPECIAL EQUITY FUND        INTERNATIONAL FUND
EQUITY INCOME FUND

                         EQUITY FUNDS -- RETAIL CLASSES

                         Supplement dated June 30, 1997
                                       to
                        Prospectus dated January 31, 1997

         Under the heading "Through a Financial Institution" on page 44 of the Prospectus, the following is added as paragraph two:

         Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service.

         In the first paragraph under the heading "Sales of Class A Shares at Net Asset Value" on page 48 of the Prospectus, the third sentence is deleted and replaced to read as follows:

         In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in section 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks.




                                                                     RULE 497(e)


                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                            LIMITED TERM INCOME FUND
                          INTERMEDIATE TERM INCOME FUND
                                FIXED INCOME FUND
                        INTERMEDIATE GOVERNMENT BOND FUND

                      FIXED INCOME FUNDS -- RETAIL CLASSES

                         Supplement dated June 30, 1997
                                       to
                        Prospectus dated January 31, 1997

         Under the heading "Through a Financial Institution" on pages 23 - 24 of the Prospectus, the following is added as paragraph two:

         Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service.

         In the first paragraph under the heading "Sales of Class A Shares at Net Asset Value" on page 28 of the Prospectus, the third sentence is deleted and replaced to read as follows:

         In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in section 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks.